Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Leases1 [Abstract]
Operating lease costs	$ 216.2	$ 155.7
Term of lease, maximum	10 years
2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	$ 188.5
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	173.2
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	153.4
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	139.5
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	113.0
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	$ 458.2